Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated November 19, 2014 to the

Statutory Prospectus for Class A, Class B, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class and Class D Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2014 (as supplemented thereafter)

Disclosure Relating to AllianzGI Retirement 2015 Fund, AllianzGI Retirement 2020 Fund, AllianzGI Retirement 2030 Fund, AllianzGI Retirement 2040 Fund and AllianzGI Retirement 2050 Fund (for purposes of this section only, each, a “Fund,” and together, the “Funds”)

Effective January 1, 2015, within the Fund Summary relating to each Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Paul Pietranico, CFA, senior portfolio manager and director, has managed the Fund since 2008.

James Macey, CFA, CAIA, portfolio manager and vice president, has managed the Fund since 2011.

Claudio Marsala, portfolio manager and director, has managed the Fund since 2015.

Rahul Malhotra, portfolio manager and vice president, has managed the Fund since 2015.

Disclosure Relating to AllianzGI Retirement 2025 Fund, AllianzGI Retirement 2035 Fund, AllianzGI Retirement 2045 Fund and AllianzGI Retirement 2055 Fund (for purposes of this section only, each, a “Fund,” and together, the “Funds”)

Effective January 1, 2015, within the Fund Summary relating to each Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Paul Pietranico, CFA, senior portfolio manager and director, has managed the Fund since 2011.

James Macey, CFA, CAIA, portfolio manager and vice president, has managed the Fund since 2011.

Claudio Marsala, portfolio manager and director, has managed the Fund since 2015.

Rahul Malhotra, portfolio manager and vice president, has managed the Fund since 2015.

Disclosure Relating to AllianzGI Retirement Income Fund (for purposes of this section only, the “Fund”)

Effective January 1, 2015, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Paul Pietranico, CFA, senior portfolio manager and director, has managed the Fund since 2008.

James Macey, CFA, CAIA, portfolio manager and vice president, has managed the Fund since 2011.

Claudio Marsala, portfolio manager and director, has managed the Fund since 2015.

Rahul Malhotra, portfolio manager and vice president, has managed the Fund since 2013.

Disclosure Relating to AllianzGI Global Allocation Fund (for purposes of this section only, the “Fund”)

Effective January 1, 2015, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Giorgio Carlino, lead portfolio manager and director, has managed the Fund since 2015.

James Macey, CFA, CAIA, portfolio manager and vice president, has managed the Fund since 2011.

Paul Pietranico, CFA, senior portfolio manager and director, has managed the Fund since 2009.

Rahul Malhotra, portfolio manager and vice-president, has managed the Fund since 2013.

Disclosure Relating to AllianzGI Global Growth Allocation Fund (for purposes of this section only, the “Fund”)

Effective January 1, 2015, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Claudio Marsala, lead portfolio manager and director, has managed the Fund since 2015.

Giorgio Carlino, portfolio manager and director, has managed the Fund since 2015.

James Macey, CFA, CAIA, portfolio manager and vice president, has managed the Fund since 2011.

Disclosure Relating to AllianzGI Retirement 2015 Fund, AllianzGI Retirement 2020 Fund, AllianzGI Retirement 2025 Fund, AllianzGI Retirement 2030 Fund, AllianzGI Retirement 2035 Fund, AllianzGI Retirement 2040 Fund, AllianzGI Retirement 2045 Fund, AllianzGI Retirement 2050 Fund and AllianzGI Retirement 2055 Fund (for purposes of this section only, each, a “Target Date Fund,” and together, the “Target Date Funds”), and AllianzGI Retirement Income Fund, AllianzGI Global Allocation Fund and AllianzGI Global Growth Allocation Fund (for purposes of this section only, each, a “Target Risk Fund,” and together, the “Target Risk Funds,” and collectively with the Target Date Funds, each a “Target Fund,” and together, the “Target Funds”)

Effective January 1, 2015, the information relating to the Target Funds contained before and in the table under “Management of the Funds—Sub-Advisers—AllianzGI U.S.” is hereby deleted and replaced with the following:

AllianzGI U.S. selects the Underlying Funds and other investments in which the Target Date Funds and Target Risk Funds may invest and allocates the Target Funds’ assets among the Underlying Funds and other investments.

Paul Pietranico, James Macey, Giorgio Carlino, Rahul Malhotra and Claudio Marsala are the individuals at AllianzGI U.S. who are jointly and primarily responsible for selecting and allocating the assets of the Target Funds for which each individual serves as a portfolio manager among the Underlying Funds and other investments. The following provides information about Messrs. Pietranico, Macey, Carlino, Malhotra and Marsala. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by each portfolio manager and the portfolio managers’ ownership of the securities of the Funds.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
Target Funds	Paul Pietranico, CFA	2008, 2009, 2011* (since inception)	Mr. Pietranico, CFA, is a portfolio manager and director with Allianz Global Investors, which he joined in 2005. As a member of the Multi Asset US team, he has direct responsibility for target-date portfolio risk profiles, asset allocation and fund selection. Mr. Pietranico also participates in research and analysis for the team’s 529 programs and portfolios. He has more than 18 years of investment-industry experience. Mr. Pietranico has a B.S. in physics, an M.A. in philosophy of science and an M.S. in engineering economic systems and operations research from Stanford University.

	James Macey, CFA, CAIA	2011	See above.

	Claudio Marsala**	2015 (Lead for Global Growth Allocation Fund)	Mr. Marsala is a portfolio manager and director with Allianz Global Investors, which he joined in 2001. As a member of the Multi Asset US team, he manages multi-asset mandates primarily for institutional clients. Mr. Marsala previously led the quantitative efforts of the firm’s Multi Asset team in Italy, focusing on systematic multi-asset products; before that, he worked in risk management. Mr. Marsala has 13 years of investment-industry experience. He has a laurea degree in economics and financial markets from the University of Pisa in Italy, and a master’s degree in quantitative finance from the University of Turin.

	Rahul Malhotra	2013,*** 2015***	Mr. Malhotra, Ph.D., is a portfolio manager and a vice president with Allianz Global Investors, which he joined in 2012. As a member of the Multi Asset US team, he is responsible for quantitative research and development. Mr. Malhotra has seven years of investment-industry experience. He has a B.S. in physics from the California Institute of Technology and a Ph.D. in theoretical particle physics from the University of Texas at Austin.

	Giorgio Carlino****	2015 (Lead for Global Allocation Fund)	See above.

*	Mr. Pietranico is a portfolio manager of each Target Fund except for Global Growth Allocation Fund. The 2015, 2020, 2030, 2040 and 2050 Target Date Funds and Retirement Income Fund commenced operations on December 29, 2008. The Global Allocation Fund was reorganized into the Trust on May 4, 2009, at which time Mr. Pietranico began managing the Fund. The 2025, 2035, 2045 and 2055 Target Date Funds commenced operations on December 19, 2011.
**	Mr. Marsala is a portfolio manager of each Target Fund except for Global Allocation Fund.
***	Mr. Malhotra is a portfolio manager of each Target Fund except for Global Growth Allocation Fund. Mr. Malhotra began managing each of Global Allocation Fund and Retirement Income Fund in 2013 and began managing each of the Target Date Funds in 2015.
****	Mr. Carlino is a portfolio manager of Global Allocation Fund and Global Growth Allocation Fund.

Please retain this Supplement for future reference.